SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of securities excluded from diluted per share (Details) - shares	6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
NET LOSS PER ORDINARY SHARE ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS:
Potentially dilutive securities	3,545,000	270,000
Stock warrants
NET LOSS PER ORDINARY SHARE ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS:
Potentially dilutive securities	3,545,000	270,000